Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Going Concern
Going Concern

2. Going concern

The condensed consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. The Group had recurring consolidated losses of $52,212 for the three months ended March 31, 2015, working capital of $455 as of March 31, 2015 and $53,512 as of December 31, 2014, and has an accumulated deficit of $381,589 as of March 31, 2015 and $329,377 as of December 31, 2014. These conditions raise substantial doubt about the ability of the Group to continue as a going concern. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Group not continue as a going concern.

In view of these matters, continuation as a going concern is dependent upon continued operations of the Group, which in turn is dependent upon the Group’s ability to meet its financial requirements, raise additional capital, and the success of its future operations. The Group intends to raise additional capital through its controlling shareholder, however, no assurance can be provided that the Group will able to do so. In addition, there is no assurance that any capital it raises will be sufficient to enable the Group to attain profitable operations or continue as a going concern.

2. Going concern

The consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. The Company had recurring consolidated losses of $328,933 for the year ended December 31, 2014 and $444 for the period from October 25, 2013 (inception) through December 31, 2013, working capital of $53,512 as of December 31, 2014 and $258 as of December 31, 2013, and has a total deficit of $329,377 as of December 31, 2014 and $444 as of December 31, 2013. These conditions raise substantial doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern.

In view of these matters, continuation as a going concern is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations. The Company intends to raise additional capital through controlling shareholder, however, no assurance can be provided that the Company will able to do so. In addition, there is no assurance that any capital it raises will be sufficient to enable the Company to attain profitable operations or continue as a going concern.